Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,987	$ 6,283
Trade receivables, net	1,009	739
Inventories	46,890	43,744
Prepaid inventory	6,051	3,309
Prepaid expenses	2,017	529
Note receivable from member	0	1,205
Income tax receivable	2,529
Deferred tax asset - current	9,364
Other current assets	1,421	382
Total current assets	72,268	56,191
Property, plant and equipment, net	82,080	62,065
Deferred tax asset	20,865
Other assets	861	749
TOTAL ASSETS	176,074	119,005
Current liabilities:
Accounts payable	14,968	7,787
Current portion of long term debt	3,860	559
Accrued wages and salaries	2,912	2,617
Other accrued liabilities	7,734	5,930
Current portion of capital lease obligation	234	194
Deferred compensation	6,171
Distributions payable to members		4,251
Total current liabilities	35,879	21,338
Long-term debt, net	69,310	2,445
Capital lease obligation, net	1,420	1,654
Deferred rent	18,583	15,584
Warrant liability	95,645
Deferred compensation and other liabilities		2,837
TOTAL LIABILITIES	220,837	43,858
Commitments and contingencies (Footnote 7)
Stockholders' equity:
Common stock, par value 0.0001; authorized: 100,000,000 shares; issued: 43,177,822, and 32,000,000 shares	4	3
Preferred stock, par value $.0001; authorized: 10,000,000 shares; issued 0 shares
Additional paid-in-capital	9,434	8,175
Treasury units		(261)
Retained earnings (deficit)	(54,201)	67,230
Total stockholders' equity	(44,763)	75,147
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 176,074	$ 119,005